First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments
February 28, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (a) – 88.2%
	Aerospace & Defense – 1.7%
$316,000	Amentum Escrow Corp. (b)	7.25%	08/01/32	$322,775
158,000	Booz Allen Hamilton, Inc. (b)	3.88%	09/01/28	150,604
4,311,000	TransDigm, Inc. (b)	6.75%	08/15/28	4,390,238
1,552,000	TransDigm, Inc. (b)	6.38%	03/01/29	1,574,393
2,281,000	TransDigm, Inc. (b)	6.63%	03/01/32	2,327,154
754,000	TransDigm, Inc. (b)	6.00%	01/15/33	747,132
				9,512,296
	Alternative Carriers – 0.9%
4,662,000	Level 3 Financing, Inc. (b)	11.00%	11/15/29	5,295,943
	Apparel Retail – 0.9%
4,040,000	Nordstrom, Inc.	4.00%	03/15/27	3,914,519
1,146,000	Nordstrom, Inc.	4.38%	04/01/30	1,052,661
				4,967,180
	Application Software – 3.5%
1,831,000	Cloud Software Group, Inc. (b)	6.50%	03/31/29	1,802,468
1,054,000	Cloud Software Group, Inc. (b)	9.00%	09/30/29	1,078,063
327,000	Ellucian Holdings, Inc. (b)	6.50%	12/01/29	329,882
2,445,875	GoTo Group, Inc. (b)	5.50%	05/01/28	1,106,758
3,000,000	McAfee Corp. (b)	7.38%	02/15/30	2,925,813
1,513,000	Open Text Holdings, Inc. (b)	4.13%	12/01/31	1,356,895
4,099,000	RingCentral, Inc. (b)	8.50%	08/15/30	4,328,196
6,521,000	UKG, Inc. (b)	6.88%	02/01/31	6,697,204
				19,625,279
	Automobile Manufacturers – 0.7%
3,369,000	Ford Motor Co.	9.63%	04/22/30	3,875,268
	Automotive Retail – 0.1%
635,000	Mavis Tire Express Services Topco Corp. (b)	6.50%	05/15/29	619,596
	Broadcasting – 6.3%
10,442,400	iHeartCommunications, Inc. (b)	10.88%	05/01/30	6,180,648
5,067,000	Nexstar Media, Inc. (b)	5.63%	07/15/27	5,015,413
14,804,000	Sinclair Television Group, Inc. (b)	5.13%	02/15/27	13,842,140
343,000	Sirius XM Radio LLC (b)	5.50%	07/01/29	336,165
10,151,000	TEGNA, Inc.	4.63%	03/15/28	9,737,169
				35,111,535
	Building Products – 1.8%
2,445,000	Advanced Drainage Systems, Inc. (b)	6.38%	06/15/30	2,478,600
588,000	Beacon Roofing Supply, Inc. (b)	6.50%	08/01/30	605,254
2,241,000	Builders FirstSource, Inc. (b)	6.38%	03/01/34	2,271,040
2,364,000	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC (b)	6.75%	04/01/32	2,410,606
1,052,000	Standard Building Solutions, Inc. (b)	6.50%	08/15/32	1,066,158
574,000	Standard Industries, Inc. (b)	4.75%	01/15/28	561,562
858,000	Standard Industries, Inc. (b)	4.38%	07/15/30	802,209
				10,195,429
	Cable & Satellite – 3.0%
1,567,000	CCO Holdings LLC / CCO Holdings Capital Corp. (b)	6.38%	09/01/29	1,574,296
1,184,000	CCO Holdings LLC / CCO Holdings Capital Corp. (b)	4.75%	03/01/30	1,104,035
1,953,000	CCO Holdings LLC / CCO Holdings Capital Corp. (b)	4.50%	08/15/30	1,788,565
3,219,000	CCO Holdings LLC / CCO Holdings Capital Corp. (b)	7.38%	03/01/31	3,314,723

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (a) (Continued)
	Cable & Satellite (Continued)
$274,000	CSC Holdings LLC (b)	7.50%	04/01/28	$203,894
667,000	CSC Holdings LLC (b)	11.25%	05/15/28	649,782
4,399,000	CSC Holdings LLC (b)	5.75%	01/15/30	2,533,692
250,000	CSC Holdings LLC (b)	3.38%	02/15/31	177,963
7,469,000	CSC Holdings LLC (b)	4.50%	11/15/31	5,480,568
				16,827,518
	Casinos & Gaming – 2.4%
1,438,000	Boyd Gaming Corp. (b)	4.75%	06/15/31	1,355,771
1,999,000	Caesars Entertainment, Inc. (b)	4.63%	10/15/29	1,890,320
77,000	Caesars Entertainment, Inc. (b)	7.00%	02/15/30	79,365
1,477,000	Caesars Entertainment, Inc. (b)	6.00%	10/15/32	1,441,180
71,000	Churchill Downs, Inc. (b)	5.75%	04/01/30	70,213
3,891,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. (b)	6.75%	01/15/30	3,620,923
930,000	Light & Wonder International, Inc. (b)	7.50%	09/01/31	971,418
385,000	MGM Resorts International	6.13%	09/15/29	387,488
643,000	MGM Resorts International	6.50%	04/15/32	648,242
293,000	Scientific Games Holdings, L.P. / Scientific Games US Finance Co., Inc. (b)	6.63%	03/01/30	288,346
2,694,000	Station Casinos LLC (b)	4.50%	02/15/28	2,604,492
				13,357,758
	Commercial Printing – 1.5%
1,071,000	LABL, Inc. (b)	10.50%	07/15/27	1,038,045
2,612,000	LABL, Inc. (b)	9.50%	11/01/28	2,511,685
5,470,000	LABL, Inc. (b)	8.63%	10/01/31	4,948,288
				8,498,018
	Construction & Engineering – 0.7%
3,855,000	Pike Corp. (b)	5.50%	09/01/28	3,774,931
	Construction Materials – 1.3%
2,990,000	Quikrete Holdings, Inc. (b)	6.38%	03/01/32	3,035,254
4,186,000	Quikrete Holdings, Inc. (b)	6.75%	03/01/33	4,252,369
				7,287,623
	Consumer Finance – 1.1%
3,056,000	FirstCash, Inc. (b)	4.63%	09/01/28	2,956,079
2,904,000	FirstCash, Inc. (b)	6.88%	03/01/32	2,971,379
				5,927,458
	Diversified Support Services – 0.5%
901,000	Ritchie Bros Holdings, Inc. (b)	6.75%	03/15/28	925,171
1,978,000	Ritchie Bros Holdings, Inc. (b)	7.75%	03/15/31	2,084,017
				3,009,188
	Electric Utilities – 1.2%
4,011,000	Lightning Power LLC (b)	7.25%	08/15/32	4,171,300
1,588,000	Vistra Operations Co. LLC (b)	5.00%	07/31/27	1,570,718
641,000	Vistra Operations Co. LLC (b)	7.75%	10/15/31	677,293
				6,419,311
	Electrical Components & Equipment – 0.1%
333,000	Sensata Technologies, Inc. (b)	3.75%	02/15/31	295,136

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (a) (Continued)
	Environmental & Facilities Services – 0.8%
$933,000	Allied Universal Holdco LLC (b)	7.88%	02/15/31	$962,946
2,949,000	Waste Pro USA, Inc. (b)	7.00%	02/01/33	2,993,223
618,000	Wrangler Holdco Corp. (b)	6.63%	04/01/32	633,293
				4,589,462
	Fertilizers & Agricultural Chemicals – 0.5%
3,202,000	Scotts Miracle-Gro Co. (The)	4.50%	10/15/29	3,027,102
	Food Distributors – 1.8%
603,000	US Foods, Inc. (b)	4.75%	02/15/29	584,035
5,250,000	US Foods, Inc. (b)	4.63%	06/01/30	5,014,519
2,078,000	US Foods, Inc. (b)	7.25%	01/15/32	2,174,192
2,079,000	US Foods, Inc. (b)	5.75%	04/15/33	2,049,603
				9,822,349
	Health Care Facilities – 1.7%
1,510,000	Acadia Healthcare Co., Inc. (b)	5.00%	04/15/29	1,410,376
309,000	Concentra Escrow Issuer Corp. (b)	6.88%	07/15/32	320,879
7,659,000	Select Medical Corp. (b)	6.25%	12/01/32	7,626,344
				9,357,599
	Health Care Services – 0.8%
3,335,000	Raven Acquisition Holdings LLC (b)	6.88%	11/15/31	3,305,756
1,207,000	Service Corp. International	5.75%	10/15/32	1,198,951
				4,504,707
	Health Care Supplies – 2.6%
9,847,000	Medline Borrower, L.P. (b)	3.88%	04/01/29	9,237,791
4,833,000	Medline Borrower, L.P. (b)	5.25%	10/01/29	4,688,901
737,000	Medline Borrower, L.P. / Medline Co-Issuer, Inc. (b)	6.25%	04/01/29	748,941
				14,675,633
	Health Care Technology – 1.1%
6,527,000	AthenaHealth Group, Inc. (b)	6.50%	02/15/30	6,338,356
	Hotels, Resorts & Cruise Lines – 0.2%
937,000	Vail Resorts, Inc. (b)	6.50%	05/15/32	957,565
289,000	Wyndham Hotels & Resorts, Inc. (b)	4.38%	08/15/28	278,565
				1,236,130
	Household Products – 1.5%
2,733,000	Energizer Holdings, Inc. (b)	6.50%	12/31/27	2,770,133
1,746,000	Energizer Holdings, Inc. (b)	4.75%	06/15/28	1,684,644
4,009,000	Energizer Holdings, Inc. (b)	4.38%	03/31/29	3,757,737
				8,212,514
	Housewares & Specialties – 0.1%
646,000	Newell Brands, Inc.	6.63%	05/15/32	644,139
	Human Resource & Employment Services – 1.1%
3,756,000	TriNet Group, Inc. (b)	7.13%	08/15/31	3,848,459
2,668,000	ZipRecruiter, Inc. (b)	5.00%	01/15/30	2,418,488
				6,266,947
	Independent Power Producers & Energy Traders – 0.6%
3,627,000	Calpine Corp. (b)	5.13%	03/15/28	3,575,632

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (a) (Continued)
	Industrial Conglomerates – 0.2%
$1,116,000	Hillenbrand, Inc.	6.25%	02/15/29	$1,132,092
	Industrial Machinery & Supplies & Components – 0.5%
561,000	EMRLD Borrower, L.P. / Emerald Co-Issuer, Inc. (b)	6.63%	12/15/30	568,249
752,000	Gates Corp. (The) (b)	6.88%	07/01/29	772,588
1,175,000	SPX FLOW, Inc. (b)	8.75%	04/01/30	1,225,036
				2,565,873
	Insurance Brokers – 13.8%
5,538,000	Acrisure LLC / Acrisure Finance, Inc. (b)	7.50%	11/06/30	5,720,693
7,065,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (b)	6.75%	10/15/27	7,050,932
7,588,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (b)	6.75%	04/15/28	7,681,234
210,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (b)	5.88%	11/01/29	204,529
2,112,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (b)	6.50%	10/01/31	2,119,593
603,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (b)	7.38%	10/01/32	616,206
3,710,000	AmWINS Group, Inc. (b)	6.38%	02/15/29	3,754,364
7,828,000	AmWINS Group, Inc. (b)	4.88%	06/30/29	7,465,120
5,946,000	AssuredPartners, Inc. (b)	5.63%	01/15/29	6,032,366
1,996,000	AssuredPartners, Inc. (b)	7.50%	02/15/32	2,159,097
7,333,000	Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance (b)	7.13%	05/15/31	7,503,742
2,092,000	BroadStreet Partners, Inc. (b)	5.88%	04/15/29	2,047,203
675,000	Brown & Brown, Inc.	2.38%	03/15/31	581,346
4,934,000	HUB International Ltd. (b)	5.63%	12/01/29	4,845,139
925,000	HUB International Ltd. (b)	7.25%	06/15/30	955,899
4,625,000	HUB International Ltd. (b)	7.38%	01/31/32	4,749,449
6,529,000	Panther Escrow Issuer LLC (b)	7.13%	06/01/31	6,723,512
3,801,000	Ryan Specialty LLC (b)	4.38%	02/01/30	3,605,662
3,711,000	Ryan Specialty LLC (b)	5.88%	08/01/32	3,691,040
				77,507,126
	Integrated Telecommunication Services – 0.2%
1,221,000	Radiate Holdco LLC / Radiate Finance, Inc. (b)	4.50%	09/15/26	1,061,895
	Interactive Media & Services – 0.6%
2,101,000	Cars.com, Inc. (b)	6.38%	11/01/28	2,091,178
877,000	Snap, Inc. (b)	6.88%	03/01/33	888,526
584,000	ZoomInfo Technologies LLC / ZoomInfo Finance Corp. (b)	3.88%	02/01/29	541,604
				3,521,308
	Internet Services & Infrastructure – 2.4%
4,210,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (b)	5.25%	12/01/27	4,179,797
10,217,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (b)	3.50%	03/01/29	9,478,395
				13,658,192
	Investment Banking & Brokerage – 0.1%
301,000	Jane Street Group / JSG Finance, Inc. (b)	6.13%	11/01/32	302,382
	Leisure Facilities – 0.5%
876,000	Life Time, Inc. (b)	6.00%	11/15/31	879,785
283,000	SeaWorld Parks & Entertainment, Inc. (b)	5.25%	08/15/29	274,497

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (a) (Continued)
	Leisure Facilities (Continued)
$586,000	Six Flags Entertainment Corp. (b)	7.25%	05/15/31	$604,634
1,193,000	Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc. / Canada’s Wonderland Co. (b)	6.63%	05/01/32	1,222,956
				2,981,872
	Leisure Products – 0.4%
1,413,000	Acushnet Co. (b)	7.38%	10/15/28	1,476,049
611,000	Amer Sports Co. (b)	6.75%	02/16/31	627,912
				2,103,961
	Life Sciences Tools & Services – 2.4%
3,153,000	Avantor Funding, Inc. (b)	4.63%	07/15/28	3,054,158
3,000,000	Charles River Laboratories International, Inc. (b)	3.75%	03/15/29	2,805,490
1,483,000	Charles River Laboratories International, Inc. (b)	4.00%	03/15/31	1,343,532
794,000	Fortrea Holdings, Inc. (b)	7.50%	07/01/30	798,210
2,802,000	IQVIA, Inc. (b)	6.50%	05/15/30	2,874,112
2,318,000	Star Parent, Inc. (b)	9.00%	10/01/30	2,429,174
				13,304,676
	Managed Health Care – 1.6%
1,515,000	HealthEquity, Inc. (b)	4.50%	10/01/29	1,439,912
4,000,000	Molina Healthcare, Inc. (b)	3.88%	11/15/30	3,604,811
4,576,000	Molina Healthcare, Inc. (b)	3.88%	05/15/32	4,024,565
				9,069,288
	Metal, Glass & Plastic Containers – 1.3%
903,000	Ball Corp.	6.88%	03/15/28	926,619
4,227,000	Ball Corp.	2.88%	08/15/30	3,710,847
75,000	Crown Americas LLC	5.25%	04/01/30	73,847
1,295,000	Magnera Corp. (b)	7.25%	11/15/31	1,301,864
883,000	Owens-Brockway Glass Container, Inc. (b)	7.25%	05/15/31	869,230
650,000	Owens-Brockway Glass Container, Inc. (b)	7.38%	06/01/32	629,443
				7,511,850
	Office Services & Supplies – 0.6%
3,256,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. (b)	6.75%	08/15/32	3,320,182
	Oil & Gas Refining & Marketing – 1.0%
2,688,000	Venture Global LNG, Inc. (b)	8.38%	06/01/31	2,802,877
2,540,000	Venture Global LNG, Inc. (b)	9.88%	02/01/32	2,779,538
				5,582,415
	Packaged Foods & Meats – 3.6%
1,002,000	BellRing Brands LLC (b)	7.00%	03/15/30	1,040,184
1,198,000	Fiesta Purchaser, Inc. (b)	7.88%	03/01/31	1,237,969
1,506,000	Fiesta Purchaser, Inc. (b)	9.63%	09/15/32	1,592,440
623,000	Lamb Weston Holdings, Inc. (b)	4.88%	05/15/28	610,957
2,154,000	Lamb Weston Holdings, Inc. (b)	4.38%	01/31/32	1,979,810
3,312,000	Performance Food Group, Inc. (b)	6.13%	09/15/32	3,332,862
7,308,000	Post Holdings, Inc. (b)	6.25%	02/15/32	7,372,990
3,018,000	Post Holdings, Inc. (b)	6.38%	03/01/33	3,016,675
				20,183,887
	Paper & Plastic Packaging Products & Materials – 4.2%
13,960,000	Graham Packaging Co., Inc. (b)	7.13%	08/15/28	13,895,968
3,239,000	Graphic Packaging International LLC (b)	3.75%	02/01/30	2,984,675

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (a) (Continued)
	Paper & Plastic Packaging Products & Materials (Continued)
$936,000	Graphic Packaging International LLC (b)	6.38%	07/15/32	$950,737
2,799,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC (b)	4.00%	10/15/27	2,807,114
180,000	Pactiv LLC	7.95%	12/15/25	182,844
566,000	Sealed Air Corp. (b)	5.00%	04/15/29	552,391
2,070,000	Sealed Air Corp. / Sealed Air Corp. US (b)	6.13%	02/01/28	2,090,174
				23,463,903
	Passenger Ground Transportation – 0.1%
587,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (b)	8.25%	01/15/30	598,277
	Personal Care Products – 0.3%
1,389,000	Prestige Brands, Inc. (b)	5.13%	01/15/28	1,373,926
	Rail Transportation – 0.4%
2,466,000	Genesee & Wyoming, Inc. (b)	6.25%	04/15/32	2,489,279
	Research & Consulting Services – 2.1%
5,973,000	Clarivate Science Holdings Corp. (b)	3.88%	07/01/28	5,610,950
3,114,000	Clarivate Science Holdings Corp. (b)	4.88%	07/01/29	2,860,759
342,000	CoreLogic, Inc. (b)	4.50%	05/01/28	324,015
2,900,000	Dun & Bradstreet Corp. (The) (b)	5.00%	12/15/29	2,836,847
				11,632,571
	Restaurants – 0.6%
515,000	Brinker International, Inc. (b)	8.25%	07/15/30	550,631
1,437,000	Papa John’s International, Inc. (b)	3.88%	09/15/29	1,364,579
1,250,000	Raising Cane’s Restaurants LLC (b)	9.38%	05/01/29	1,336,199
				3,251,409
	Security & Alarm Services – 1.0%
2,000,000	Brink’s Co. (The) (b)	4.63%	10/15/27	1,965,447
618,000	Brink’s Co. (The) (b)	6.50%	06/15/29	633,431
2,999,000	Brink’s Co. (The) (b)	6.75%	06/15/32	3,075,019
				5,673,897
	Specialized Consumer Services – 1.1%
4,932,000	Aramark Services, Inc. (b)	5.00%	02/01/28	4,852,594
1,298,000	Wand NewCo 3, Inc. (b)	7.63%	01/30/32	1,343,969
				6,196,563
	Systems Software – 4.5%
3,636,000	Gen Digital, Inc. (b)	7.13%	09/30/30	3,752,512
2,025,000	Gen Digital, Inc. (b)	6.25%	04/01/33	2,032,551
1,796,000	Oracle Corp.	6.50%	04/15/38	1,958,768
15,859,000	SS&C Technologies, Inc. (b)	5.50%	09/30/27	15,801,967
1,643,000	SS&C Technologies, Inc. (b)	6.50%	06/01/32	1,682,234
				25,228,032
	Trading Companies & Distributors – 4.1%
5,775,000	American Builders & Contractors Supply Co., Inc. (b)	4.00%	01/15/28	5,517,790
1,794,000	Herc Holdings, Inc. (b)	5.50%	07/15/27	1,783,899
3,140,000	Herc Holdings, Inc. (b)	6.63%	06/15/29	3,186,925
8,786,000	United Rentals North America, Inc. (b)	6.00%	12/15/29	8,932,588
2,677,000	Veritiv Operating Co. (b)	10.50%	11/30/30	2,914,562

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (a) (Continued)
	Trading Companies & Distributors (Continued)
$860,000	WESCO Distribution,Inc. (b) (c)	6.38%	03/15/33	$869,083
				23,204,847
	Transaction & Payment Processing Services – 0.1%
638,000	Boost Newco Borrower LLC (b)	7.50%	01/15/31	667,803
143,000	WEX, INC. (b)	6.50%	03/15/33	143,344
				811,147
	Total Corporate Bonds and Notes			494,580,887
	(Cost $492,299,304)
Principal Value	Description	Rate (d)	Stated Maturity (e)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (a) – 20.3%
	Advertising – 0.2%
1,380,301	WH Borrower LLC (WHP), Term Loan B, 3 Mo. CME Term SOFR + 4.75%, 0.50% Floor	9.07%	02/28/32	1,385,132
	Application Software – 4.7%
700,491	Applied Systems, Inc., Refi Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.08%	02/24/31	705,787
6,177,416	Darktrace PLC (Leia Finco US LLC), Second Lien Term Loan, 3 Mo. CME Term SOFR + 5.25%, 0.00% Floor	9.54%	10/09/32	6,117,835
876,418	Inmar, Inc., Term Loan B, 1 Mo. CME Term SOFR + 5.00%, 0.50% Floor	9.32%	10/31/31	879,889
994,427	Inmar, Inc., Term Loan B, 3 Mo. CME Term SOFR + 5.00%, 0.50% Floor	9.31-9.33%	10/31/31	998,365
3,363,217	Internet Brands, Inc. (Web MD/MH Sub I. LLC), 2023 New Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	8.57%	05/03/28	3,296,154
2,970,661	LogMeIn, Inc. (GoTo Group, Inc.), First Lien First Out TL, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	9.19%	04/30/28	2,759,373
2,439,547	LogMeIn, Inc. (GoTo Group, Inc.), First Lien Second Out TL, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	9.19%	04/30/28	1,201,477
712,100	McAfee Corp. (Condor Merger Sub, Inc.), Term Loan B-1, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	03/01/29	711,477
1,738,450	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Second Lien Term Loan, 1 Mo. CME Term SOFR + 5.00%, 0.50% Floor	9.32%	11/21/32	1,750,949
2,969,309	Solera Holdings, Inc. (Polaris Newco LLC), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.50% Floor	8.55%	06/04/28	2,964,677
4,723,255	Ultimate Software Group (UKG, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.30%	02/10/31	4,728,285
				26,114,268
	Asset Management & Custody Banks – 0.1%
678,051	Jump Financial LLC, Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.00% Floor	8.57%	02/20/32	683,984
	Data Processing & Outsourced Services – 0.5%
3,117,020	Skopima Consilio Parent LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.50% Floor	8.07%	05/17/28	3,103,663
	Electronic Equipment & Instruments – 0.9%
2,333,645	Chamberlain Group, Inc. (Chariot), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.67%	11/03/28	2,333,319

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Rate (d)	Stated Maturity (e)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (a) (Continued)
	Electronic Equipment & Instruments (Continued)
$2,882,900	Verifone Systems, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor	8.58%	08/20/25	$2,757,753
				5,091,072
	Health Care Facilities – 0.6%
3,269,964	IVC Evidensia (VetStrategy Canada / IVC Acquisition Midco Ltd.), Term Loan B-12, 3 Mo. CME Term SOFR + 3.75%, 0.50% Floor	8.04%	12/06/28	3,285,088
	Health Care Technology – 2.0%
9,027,052	Cotiviti, Inc. (Verscend Technologies, Inc.), Fixed Rate Term Loan	7.63%	05/01/31	9,035,538
2,063,813	Cotiviti, Inc. (Verscend Technologies, Inc.), Incremental Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.08%	02/13/32	2,039,956
91,782	WS Audiology (Auris Lux III SARL), USD Term Loan B6, 6 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.18%	02/28/29	92,212
				11,167,706
	Home Furnishings – 0.2%
903,881	Restoration Hardware (RH), Term Loan B-2, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.67%	10/20/28	898,150
	Industrial Machinery & Supplies & Components – 0.8%
4,268,931	Filtration Group Corp., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	10/21/28	4,296,786
	Insurance Brokers – 4.0%
1,126,345	Acrisure LLC, Term Loan B-1 2027, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.07%	02/16/27	1,128,107
354,993	Alliant Holdings Intermediate LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.07%	09/19/31	354,849
4,941,083	Broadstreet Partners, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.32%	06/16/31	4,946,420
1,750,754	Howden Group Holdings , Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	7.82%	04/18/30	1,753,485
2,751,214	Hub International Limited, 2025 Refi Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.75% Floor	6.79%	06/20/30	2,756,565
5,301,150	OneDigital Borrower LLC, Second Lien Term Loan, 1 Mo. CME Term SOFR + 5.25%, 0.50% Floor	9.57%	07/02/32	5,358,588
4,742,981	OneDigital Borrower LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	07/02/31	4,741,985
1,106,281	Truist Insurance Holdings LLC (McGriff/Panther Escrow), Second Lien Term Loan, 3 Mo. CME Term SOFR + 4.75%, 0.00% Floor	9.08%	05/06/32	1,127,024
				22,167,023
	Integrated Telecommunication Services – 0.1%
445,156	Numericable (Altice France SA or SFR), Term Loan B-13, 6 Mo. Synthetic USD LIBOR + 4.00%, 0.00% Floor	8.68%	08/14/26	389,026
460,006	Radiate Holdco LLC (Astound), Amendment No. 6 Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	7.69%	09/25/26	402,073
				791,099
	Interactive Media & Services – 0.6%
1,477,413	Twitter, Inc. (X Corp.), Fixed Rate Term Loan	9.50%	10/29/29	1,510,655

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Rate (d)	Stated Maturity (e)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (a) (Continued)
	Interactive Media & Services (Continued)
$2,041,261	Twitter, Inc. (X Corp.), Term Loan B-1, 3 Mo. CME Term SOFR + CSA + 6.50%, 0.50% Floor	10.98%	10/26/29	$2,038,158
				3,548,813
	IT Consulting & Other Services – 2.4%
7,669,184	Gainwell Acquisition Corp. (f/k/a Milano), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	8.43%	10/01/27	7,158,723
6,316,890	Informatica LLC, 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.57%	10/30/28	6,320,838
				13,479,561
	Life Sciences Tools & Services – 0.3%
1,591,980	Syneos Health, Inc. (Star Parent, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	8.33%	09/30/30	1,561,358
	Metal, Glass & Plastic Containers – 1.5%
1,312,284	Iris Holding, Inc. (Intertape Polymer, Inc.), Initial Term Loan, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.50% Floor	9.14%	06/28/28	1,261,787
4,115,351	ProAmpac PG Borrower LLC, 2024 Refi Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.75% Floor	8.30-8.32%	09/15/28	4,124,343
2,975,255	TricorBraun Holdings, Inc., Initial Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.69%	03/03/28	2,974,065
				8,360,195
	Other Specialty Retail – 0.1%
489,361	Petco Health and Wellness Company, Inc., Initial Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	7.84%	03/04/28	453,016
	Pharmaceuticals – 0.2%
903,881	Dechra Finance US LLC, USD Facility B1, 6 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.51%	01/23/32	905,860
	Research & Consulting Services – 0.2%
1,000,987	AmSpec Parent LLC, Term Loan B, 3 Mo. CME Term SOFR + 4.25%, 0.00% Floor	8.58%	12/20/31	1,001,617
	Restaurants – 0.1%
606,508	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.75% Floor	6.82%	12/15/27	606,700
	Security & Alarm Services – 0.1%
719,574	Garda World Security Corp., Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.31%	02/01/29	719,128
	Systems Software – 0.5%
1,821,938	Idera, Inc. (Flash Charm), Second Lien Term Loan, 3 Mo. CME Term SOFR + CSA + 6.75%, 0.75% Floor	11.19%	03/02/29	1,648,854
1,280,100	Proofpoint, Inc., 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	08/31/28	1,284,695
				2,933,549
	Trading Companies & Distributors – 0.2%
1,225,863	Veritiv Corp. (Verde Purchaser LLC), Term Loan B, 3 Mo. CME Term SOFR + 4.50%, 0.00% Floor	8.83%	11/29/30	1,228,860
	Total Senior Floating-Rate Loan Interests			113,782,628
	(Cost $115,114,716)

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (a) – 16.3%
	Aluminum – 0.1%
$589,000	Novelis, Inc. (b)	6.88%	01/30/30	$602,513
	Application Software – 2.3%
285,000	ION Trading Technologies Sarl (b)	5.75%	05/15/28	269,692
5,203,000	Open Text Corp. (b)	6.90%	12/01/27	5,381,338
5,604,000	Open Text Corp. (b)	3.88%	02/15/28	5,311,172
2,108,000	Open Text Corp. (b)	3.88%	12/01/29	1,940,238
				12,902,440
	Automotive Parts & Equipment – 1.8%
8,691,000	Clarios Global, L.P. / Clarios US Finance Co. (b)	8.50%	05/15/27	8,740,538
1,220,000	Clarios Global, L.P. / Clarios US Finance Co. (b)	6.75%	02/15/30	1,249,329
				9,989,867
	Casinos & Gaming – 0.0%
140,000	Flutter Treasury Designated Activity Co. (b)	6.38%	04/29/29	143,412
	Data Processing & Outsourced Services – 0.4%
2,498,000	Paysafe Finance PLC / Paysafe Holdings US Corp. (b)	4.00%	06/15/29	2,373,479
	Environmental & Facilities Services – 1.4%
1,300,000	GFL Environmental, Inc. (b)	4.00%	08/01/28	1,234,423
1,686,000	GFL Environmental, Inc. (b)	4.75%	06/15/29	1,622,527
2,000,000	GFL Environmental, Inc. (b)	4.38%	08/15/29	1,889,951
2,750,000	GFL Environmental, Inc. (b)	6.75%	01/15/31	2,855,297
				7,602,198
	Insurance Brokers – 1.4%
5,892,000	Ardonagh Finco Ltd. (b)	7.75%	02/15/31	6,074,191
447,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC (b)	7.25%	02/15/31	455,514
1,444,000	Jones Deslauriers Insurance Management, Inc. (b)	8.50%	03/15/30	1,538,546
				8,068,251
	Integrated Telecommunication Services – 1.4%
2,542,000	Altice France Holding SA (b) (f)	10.50%	05/15/27	796,411
2,511,000	Altice France SA (b)	5.50%	01/15/28	2,023,403
1,000,000	Altice France SA (b)	5.13%	01/15/29	776,964
5,117,000	Altice France SA (b)	5.13%	07/15/29	3,975,210
				7,571,988
	IT Consulting & Other Services – 1.3%
7,599,000	Elastic NV (b)	4.13%	07/15/29	7,178,546
	Metal, Glass & Plastic Containers – 2.4%
2,400,000	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC (b)	6.00%	06/15/27	2,390,098
1,399,000	Canpack SA / Canpack US LLC (b)	3.88%	11/15/29	1,270,284
8,805,000	Trivium Packaging Finance BV (b)	5.50%	08/15/26	8,747,080
1,239,000	Trivium Packaging Finance BV (b)	8.50%	08/15/27	1,238,044
				13,645,506
	Restaurants – 2.3%
14,344,000	1011778 BC ULC / New Red Finance, Inc. (b)	4.00%	10/15/30	13,091,594
	Security & Alarm Services – 0.8%
4,034,000	Garda World Security Corp. (b)	7.75%	02/15/28	4,162,652

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (a) (Continued)
	Security & Alarm Services (Continued)
$158,000	Garda World Security Corp. (b)	8.25%	08/01/32	$162,332
294,000	Garda World Security Corp. (b)	8.38%	11/15/32	302,441
				4,627,425
	Specialized Consumer Services – 0.6%
3,073,000	Belron UK Finance PLC (b)	5.75%	10/15/29	3,070,880
	Specialty Chemicals – 0.1%
589,000	Axalta Coating Systems Dutch Holding B BV (b)	7.25%	02/15/31	614,166
	Total Foreign Corporate Bonds and Notes			91,482,265
	(Cost $92,334,291)

Shares	Description	Value
COMMON STOCKS – 0.0%
	Pharmaceuticals – 0.0%
220,989	Akorn, Inc. (g) (h) (i)	8,840
	(Cost $2,534,056)
MONEY MARKET FUNDS (a) – 0.2%
1,039,034	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.22% (j)	1,039,034
	(Cost $1,039,034)
	Total Investments – 125.0%	700,893,654
	(Cost $703,321,401)
	Outstanding Loan – (26.2)%	(147,000,000)
	Net Other Assets and Liabilities – 1.2%	6,631,873
	Net Assets – 100.0%	$560,525,527

(a)	All or a portion of these securities serve as collateral for the outstanding loan unless otherwise indicated. At February 28, 2025, the segregated value of these securities amounts to $700,088,403.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 28, 2025, securities noted as such amounted to $553,011,250 or
98.7% of net assets.

(c)	When-issued security. The interest rate shown reflects the rate in effect at February 28, 2025. Interest will begin accruing on the security’s first settlement date.
(d)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, such as the synthetic LIBOR, (iii) the prime rate offered by one or more
United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR or synthetic LIBOR floor that establishes a minimum SOFR or synthetic LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR or synthetic LIBOR period, spread and floor, but different SOFR or synthetic LIBOR reset dates.

(e)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(f)	This security does not serve as collateral for the outstanding loan.
(g)	This issuer has filed for protection in bankruptcy court.
(h)
Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Restricted Securities table).

(i)	Non-income producing security.
(j)	Rate shown reflects yield as of February 28, 2025.

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
USD	– United States Dollar

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows:
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$494,580,887	$—	$494,580,887	$—
Senior Floating-Rate Loan Interests*	113,782,628	—	113,782,628	—
Foreign Corporate Bonds and Notes*	91,482,265	—	91,482,265	—
Common Stocks*	8,840	—	8,840	—
Money Market Funds	1,039,034	1,039,034	—	—
Total Investments	$700,893,654	$1,039,034	$699,854,620	$—

*	See Portfolio of Investments for industry breakout.

Unfunded Loan Commitments
As of February 28, 2025, the Fund had the following unfunded loan commitment which is categorized as Level 2 within the fair value hierarchy:
Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
AmSpec Parent LLC, Term Loan B	$ 153,998	$ 154,383	$ 154,095	$ (288)

Restricted Securities
As of February 28, 2025, the Fund held a restricted security as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Fund’s Board of Trustees:
Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/2020	220,989	$0.04	$2,534,056	$8,840	0.00%†
† Amount is less than 0.01%.